Borrowings (Details 4) $ in Millions	12 Months Ended
Jun. 30, 2020 ARS ($)
Cresud [Member] | Class XXIV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-11
Maturity date	Nov. 14, 2020
Interest rate	9.00%
Principal payment	At expiration
Interest payment	quarterly
Cresud [Member] | Class XXIV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 736
Cresud [Member] | Class XXIII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-02
Maturity date	Feb. 16, 2023
Interest rate	6.50%
Principal payment	At expiration
Interest payment	biannual
Cresud [Member] | Class XXIII [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 113
Cresud [Member] | Class XXV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-07
Amount in original currency	$ 596
Maturity date	Jul. 11, 2021
Interest rate	9.00%
Principal payment	At expiration
Interest payment	biannual
Cresud [Member] | Class XXVI [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-01
Amount in original currency	$ 1,095
Maturity date	Jan. 30, 2021
Interest rate	6.50%
Principal payment	At expiration
Interest payment	quarterly
Cresud [Member] | Class XXVII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-01
Amount in original currency	$ 57
Maturity date	Jul. 30, 2021
Interest rate	7.45%
Principal payment	At expiration
Interest payment	quarterly
Cresud [Member] | Class XXVIII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-01
Amount in original currency	$ 275
Maturity date	Apr. 30, 2021
Interest rate	9.00%
Principal payment	At expiration
Interest payment	quarterly
PBC [Member] | SERIE j [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-05
Amount in original currency	$ 515
Maturity date	Dec. 31, 2029
Interest rate	4.15%
Principal payment	At expiration
Interest payment	Annual
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-10
Maturity date	Jun. 29, 2029
Interest rate	3.95%
Principal payment	At expiration
Interest payment	quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 497
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-12
Maturity date	Jun. 29, 2029
Interest rate	3.95%	[1]
Principal payment	At expiration
Interest payment	quarterly
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 496
PBC [Member] | SERIE I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07	[2]
Maturity date	Jun. 29, 2029	[2]
Interest rate	3.95%	[2]
Principal payment	!-SYNTAX-	[2]
Interest payment	!-SYNTAX-	[2]
PBC [Member] | SERIE I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 507
PBC [Member] | Series I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-05
Maturity date	Dec. 31, 2029
Interest rate	4.15%
Principal payment	At expiration
Interest payment	annual
PBC [Member] | Series I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 515
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieI [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-05
Maturity date	Aug. 01, 2022
Principal payment	Annual payments since 2020
Interest payment	annual
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieII [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-05
Maturity date	Jul. 31, 2023
Interest rate	110.00%
Principal payment	Annual payments since 2020
Interest payment	annual
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member] | CRA SerieII [Member] | BRL
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 57
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-05
Amount in original currency	$ 51
Maturity date	May 19, 2021
Interest rate	7.00%
Principal payment	At expiration
Interest payment	quarterly
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 140
IRSA Propiedades Comerciales S.A. [Member] | Class I 2nd tranch [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-08
Amount in original currency	$ 85
Maturity date	Nov. 15, 2028
Interest rate	10.00%
Principal payment	At expiration
Interest payment	quarterly
IRSA Propiedades Comerciales S.A. [Member] | Class II [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-08	[2]
Amount in original currency	$ 31,503	[2]
Maturity date	Aug. 06, 2020	[2]
Interest rate	10.50%	[2]
Principal payment	At expiration	[2]
Interest payment	quarterly	[2]
IRSA Propiedades Comerciales S.A. [Member] | Class II One [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-05	[2]
Amount in original currency	$ 354	[2]
Maturity date	Feb. 19, 2021	[2]
Interest rate	0.60%	[2]
Principal payment	At expiration	[2]
Interest payment	quarterly	[2]
IRSA Propiedades Comerciales S.A. [Member] | Class V [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-05
Amount in original currency	$ 9
Maturity date	May 19, 2022
Interest rate	9.00%
Principal payment	At expiration
Interest payment	quarterly
IDB Development Corporation Ltd. [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-07	[3]
Maturity date	Dec. 30, 2022	[3]
Interest rate	5.30%	[3]
Principal payment	At expiration	[3]
Interest payment	quarterly	[3]
IDB Development Corporation Ltd. [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 6,421
IDB Development Corporation Ltd. [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-11
Maturity date	Dec. 30, 2022
Interest rate	5.30%	[1]
Principal payment	At expiration
Interest payment	quarterly
IDB Development Corporation Ltd. [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 357
Discount Investment Corporation Ltd. [Member] | SERIES J [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-12
Maturity date	Dec. 30, 2026
Interest rate	4.80%	[1]
Principal payment	Annual payments since 2021
Interest payment	biannual
Discount Investment Corporation Ltd. [Member] | SERIES J [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 762
Gav - Yam [Member] | SERIE H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09	[2]
Maturity date	Jun. 30, 2034	[2]
Interest rate	2.55%	[2]
Principal payment	At expiration	[2]
Interest payment	Quarterly	[2]
Gav - Yam [Member] | SERIE H [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 424
Gav - Yam [Member] | SERIE A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07	[2]
Maturity date	Oct. 31, 2023	[2]
Interest rate	3.55%	[2]
Principal payment	Annual payments since 2019	[2]
Interest payment	biannual	[2]
Gav - Yam [Member] | SERIE A [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 320
Gav - Yam [Member] | SERIE H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-09	[2]
Maturity date	Jun. 30, 2024	[2]
Interest rate	2.55%	[2]
Principal payment	Annual payments since 2021	[2]
Interest payment	biannual	[2]
Gav - Yam [Member] | SERIE H [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 596
Gav - Yam [Member] | SERIE A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Oct. 31, 2023
Interest rate	3.55%
Principal payment	Annual payments since 2021
Interest payment	biannual
Gav - Yam [Member] | SERIE A [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 351
Cellcom [Member] | SERIE L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-01	[2]
Maturity date	Jan. 05, 2028	[2]
Interest rate	2.50%	[2]
Principal payment	Annual payments since 2023	[2]
Interest payment	annual	[2]
Cellcom [Member] | SERIE L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 401
Cellcom [Member] | SERIE K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07	[2]
Maturity date	Jul. 05, 2026	[2]
Interest rate	3.55%	[2]
Principal payment	Annual payments since 2021	[2]
Interest payment	annual	[2]
Cellcom [Member] | SERIE K [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 220
Cellcom [Member] | SERIE K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Jul. 05, 2026
Interest rate	3.55%
Principal payment	Annual payments since 2021
Interest payment	annual
Cellcom [Member] | SERIE K [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 187
Cellcom [Member] | SERIE L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Jan. 05, 2028
Interest rate	2.50%
Principal payment	Annual payments since 2023
Interest payment	annual
Cellcom [Member] | SERIE L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 213
IDBD [Member] | Serie 15 [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-11
Amount in original currency	$ 237
Maturity date	Jun. 30, 2022
Interest rate	4.70%
Principal payment	Two payments
Interest payment	quarterly

[1]	Corresponds a to an expansion of the series.
[2]	Corresponds to an expansion of the series.
[3]	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 99.3 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien (which represent 70.02% of its capital), in an unlimited amount, in favor of the trustee for the holders of the debentures.